Segment Information (Tables)	12 Months Ended
Oct. 31, 2015
Segment Information
Schedule of Revenue and Earnings (Loss) from Continuing Operations, by Segment

	Personal Systems	Printing	Corporate Investments	Total Segments	Intersegment Eliminations and Other	Total

2015
Net revenue	$31,520	$21,232	$20	$52,772	$(1,309)	$51,463

Earnings (loss) from operations	$1,022	$3,765	$(43)	$4,744

2014
Net revenue	$34,387	$23,211	$296	$57,894	$(1,243)	$56,651

Earnings from operations	$1,265	$4,161	$157	$5,583

2013
Net revenue	$32,179	$24,128	$16	$56,323	$(1,050)	$55,273

Earnings (loss) from operations	$980	$3,953	$(94)	$4,839

Schedule of Reconciliation of Revenues and Earnings before Taxes from Segments to Consolidated

	For the fiscal years ended October 31
	2015	2014	2013
		In millions
Net revenue:
Total segments	$52,772	$57,894	$56,323
Intersegment net revenue eliminations and other	(1,309)	(1,243)	(1,050)

Total HP consolidated net revenue	$51,463	$56,651	$55,273

Earnings from continuing operations before taxes:
Total segment earnings from operations	$4,744	$5,583	$4,839
Corporate and unallocated costs and eliminations	(504)	(826)	(801)
Stock-based compensation expense	(212)	(196)	(156)
Amortization of intangible assets	(102)	(129)	(198)
Restructuring charges	(63)	(176)	(168)
Defined benefit plan settlement credits	57	—	—
Interest and other, net	(388)	(393)	(461)

Total HP consolidated earnings from continuing operations before taxes	$3,532	$3,863	$3,055

Schedule of Reconciliation of Assets from Segments to Consolidated assets from continuing operations

	As of October 31
	2015	2014
	In millions
Personal Systems	$11,240	$12,104
Printing	10,687	10,666
Corporate Investments	9	34
Corporate and unallocated assets	8,023	16,605

Total HP consolidated assets from continuing operations	$29,959	$39,409

Schedule of net revenue by geographical areas
	For the fiscal years ended October 31
	2015	2014	2013
		In millions
U.S.	$17,746	$18,229	$18,029
Other countries	33,717	38,422	37,244

Total net revenue	$51,463	$56,651	$55,273

Schedule of net property, plant and equipment from continuing operations by geographical areas
	As of October 31
	2015	2014
	In millions
U.S.	$650	$2,167
Other countries	842	630
Total net property, plant and equipment from continuing operations	$1,492	$2,797

Schedule of Revenue by Segment and Business Unit

	For the fiscal years ended October 31
	2015	2014	2013
		In millions
Notebooks	$17,271	$17,540	$16,029
Desktops	10,941	13,197	12,844
Workstations	2,018	2,218	2,147
Other	1,290	1,432	1,159
Personal Systems	31,520	34,387	32,179
Supplies	13,979	14,917	15,716
Commercial Hardware	5,466	6,035	6,021
Consumer Hardware	1,787	2,259	2,391
Printing	21,232	23,211	24,128
Corporate Investments	20	296	16
Total segment net revenue	52,772	57,894	56,323
Intersegment net revenue eliminations and other	(1,309)	(1,243)	(1,050)
Total net revenue	$51,463	$56,651	$55,273